Reinsurance Assets - Summary of Reinsurance Assets Relating to Non-life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 20,992
Ending balance	21,184	€ 20,992
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	1,245	1,144
Gross premium and deposits – existing and new business	125	129
Unwind of discount / interest credited	91	83
Insurance liabilities released	(130)	(113)
Changes in unearned premiums	(68)	(75)
Incurred related to current year	124	91
Incurred related to prior years	43	49
Release for claims settled current year	(35)	(29)
Release for claims settled prior years	(118)	(108)
Change in IBNR	(9)	1
Net exchange differences	78	84
Disposal of a business	(4)	0
Transfers to disposal groups	(78)	0
Other movements	(9)	(11)
Ending balance	€ 1,255	€ 1,245